INVESTMENTS - Schedule of Gross Unrealized Losses and Estimated Fair Value for Available-for-Sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Fair value	$ 56,095	$ 179,667
Gross unrealized loss	(328)	(3,054)
Fair value	211,532	351,954
Gross unrealized loss	(12,986)	(24,688)
Fair value	267,627	531,621
Gross unrealized loss	(13,314)	(27,742)
Foreign governments
Debt Instrument [Line Items]
Fair value	729	3,853
Gross unrealized loss	(4)	(10)
Fair value	4,342	4,973
Gross unrealized loss	(289)	(566)
Fair value	5,071	8,826
Gross unrealized loss	(293)	(576)
Corporate bonds
Debt Instrument [Line Items]
Fair value	55,366	175,814
Gross unrealized loss	(324)	(3,044)
Fair value	207,190	346,981
Gross unrealized loss	(12,697)	(24,122)
Fair value	262,556	522,795
Gross unrealized loss	$ (13,021)	$ (27,166)